LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Rental Income for Operating Leases - ASC 842
As of June 30, 2021, the future minimum rental income from the Company’s real estate assets under non-cancelable
operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Future Minimum Rental Income
Remainder of 2021	$118,547
2022	234,443
2023	218,823
2024	200,270
2025	181,734
Thereafter	1,125,513

Total	$2,079,330

As of December 31, 2020, the future minimum rental income from the Company’s real estate assets under non-cancelable
operating leases, assuming no exercise of renewal options for the succeeding five fiscal years and thereafter, was as follows (in thousands):

Year Ending December 31,	Future Minimum Rental Income
2021	$255,071
2022	249,576
2023	232,486
2024	212,373
2025	192,954
Thereafter	1,242,601

Total	$2,385,061

Schedule of Components of Lease Income
Rental and other property income during the three and six months ended June 30, 2021 and 2020 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Fixed rental and other property income (1)	$64,060	$51,423	$130,601	$108,096
Variable rental and other property income (2)	11,242	8,680	21,631	20,443

Total rental and other property income	$75,302	$60,103	$152,232	$128,539

(1)
Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases, and is net of uncollectible lease-related receivables.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent.

Rental and other property income during the years ended December 31, 2020, 2019 and 2018 consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Fixed rental and other property income (1)	$221,445	$342,453	$368,847
Variable rental and other property income (2)	40,085	50,771	60,789

Total rental and other property income	$261,530	$393,224	$429,636

(1)
Consists primarily of fixed contractual payments from operating leases with tenants recognized on a straight-line basis over the lease term, including amortization of acquired above- and below-market leases, and is net of uncollectible lease-related receivables.

(2)	Consists primarily of tenant reimbursements for recoverable real estate taxes and property operating expenses, and percentage rent.